Business Acquisitions (Details) - USD ($)				6 Months Ended	12 Months Ended
	Apr. 07, 2021	Nov. 10, 2020	Jan. 14, 2020	Jun. 30, 2021	Dec. 31, 2020	Feb. 29, 2020
Gulf Coast Environmental Systems, LLC [Member]
Business Acquisitions (Details) [Line Items]
Ownership percentage						72.20%
Goodwill				$ 2,700,000	$ 2,700,000
Gulf Coast Environmental Systems, LLC [Member] | Loan Purchase Agreement [Member]
Business Acquisitions (Details) [Line Items]
Membership interest percentage			51.00%
Membership interests issued (in Shares)			5,100
Membership interests outstanding (in Shares)			10,000
Consideration amount			$ 500,000
Percentage of interest transferred			51.00%
Big Run Power Producers, LLC, [Member]
Business Acquisitions (Details) [Line Items]
Contingent consideration		$ 3,000,000
Term of contingent consideration		10 years
Earnout provision amount		$ 300,000
Royalty fees		1,255,000
Additional liabilities		2,100,000
Cost allocated for assets acquired		15,800,000
Full amount of contingent consideration		3,000,000
Assets acquired		15,777,014
Big Run Power Producers, LLC, [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisitions (Details) [Line Items]
Consideration amount		10,600,000
Contingent consideration		$ 3,000,000
PEI Power LLC [Member]
Business Acquisitions (Details) [Line Items]
Additional liabilities				1,544,600
Company acquisition, description	the Company completed the acquisition of PEI Power LLC (“PEI”) for cash consideration. PEI is a biogas fuel combustion power generating facility with a combined capacity of approximately 85 MW located in Archbald, PA.
Total cash consideration				35,027,978
Transaction costs				3,808,803
Assets acquired				$ 40,381,318
Loans [Member] | Gulf Coast Environmental Systems, LLC [Member]
Business Acquisitions (Details) [Line Items]
Consideration amount			$ 656,014